Restructuring and Impairments - Summary of Charges Recorded (Details) - USD ($) $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Long-lived asset impairments
Property, plant and equipment	$ 1,034	$ 99,726	$ 7,890
Intangible assets	0	40,301
Other income, net
Personnel related (due to related parties)		2,956
Contract termination costs (due to related parties)		15,676
Accounts receivable (due from related parties)		5,984
Prepaid expenses and other assets (due from related parties)		2,270
2019 Restructuring
Restructuring, acquisition, integration and other, net
Personnel related	904	70,578		$ 71,482
Contract termination expense	682	42,099		42,781
Consulting fees	1,153	10,150		11,303
Accounts receivable	(622)	10,825		10,203
Inventories	1,014	12,336		13,350
Prepaid expenses and other assets	127	17,012		17,139
Restructuring, acquisition, integration and other, net	3,258	163,000		166,258
Long-lived asset impairments
Property, plant and equipment	1,034	98,472		99,506
Intangible assets	0	40,301		40,301
Long-lived asset impairments	1,034	138,773		139,807
Other income, net
Equity method investment impairment	0	4,799		4,799
Total	$ 4,292	$ 306,572		$ 310,864